Significant Accounting Policies - Disclosure of Estimated Useful Lives of Company's Assets (Detail)	12 Months Ended
Dec. 31, 2018
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	The shorter of lease term or 15 years
Bottom of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	25 years
Bottom of range [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	10 years
Bottom of range [member] | Distribution equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	7 years
Bottom of range [member] | Refrigeration equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	5 years
Bottom of range [member] | Returnable bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	1.5 years
Bottom of range [member] | Information technology equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	3 years
Bottom of range [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	3 years
Top of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	50 years
Top of range [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	20 years
Top of range [member] | Distribution equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	15 years
Top of range [member] | Refrigeration equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	7 years
Top of range [member] | Returnable bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	4 years
Top of range [member] | Information technology equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	5 years
Top of range [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of principal assets	10 years